Expense Example - FidelityInternationalSmallCapFund-AMCIZPRO - FidelityInternationalSmallCapFund-AMCIZPRO - Fidelity International Small Cap Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor International Small Cap Fund - Class A
Expense Example:
1 year	$ 699
3 years	960
5 years	1,242
10 years	2,042
Fidelity Advisor International Small Cap Fund - Class C
Expense Example:
1 year	309
3 years	646
5 years	1,108
10 years	2,192
Fidelity Advisor International Small Cap Fund - Class M
Expense Example:
1 year	504
3 years	828
5 years	1,175
10 years	2,152
Fidelity Advisor International Small Cap Fund - Class I
Expense Example:
1 year	104
3 years	325
5 years	563
10 years	1,248
Fidelity Advisor International Small Cap Fund - Class Z
Expense Example:
1 year	91
3 years	284
5 years	493
10 years	$ 1,096